U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

June 7, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Total Fund Solution (the “Trust”)
Registration Statement on Form N-14 (File No. 333-263749)
Cromwell Tran Sustainable Focus Fund (S000075258)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Cromwell Tran Sustainable Focus Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent amendment dated June 1, 2022, and filed electronically as Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N‑14 on June 1, 2022.

If you have any questions regarding the enclosed, please do not hesitate to contact Ryan Charles at (520) 260-1845.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Total Fund Solution